Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2022
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a)Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. Certain information and note disclosures normally included in the annual financial statements prepared in accordance with US GAAP have been condensed or omitted consistent with Article 10 of Regulation S-X. The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited financial statements and include all adjustments as necessary for the fair statement of the Company’s financial position as of December 31, 2021 and September 30, 2022, results of operations and cash flows for the nine months ended September 30, 2021 and 2022. The consolidated balance sheet at December 31, 2021 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by US GAAP. The unaudited condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited condensed consolidated financial statements have read or have access to the audited consolidated financial statements for the preceding fiscal years. Accordingly, these financial statements should be read in conjunction with the audited consolidated financial statements and related footnotes for the year ended December 31, 2021. The accounting policies applied are consistent with those of the audited consolidated financial statements for the preceding fiscal year. Interim results of operations are not necessarily indicative of the results expected for the full fiscal year or for any future period.

(b)Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary.

2. Summary of Significant Accounting Policies (Continued)

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors (the “Board”); to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, is able to direct the activities and derive the economic benefits of the entity. Accordingly, the Company is considered the primary beneficiary of each VIE and consolidates each entity in accordance with US GAAP.

All significant transactions and balances between the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

(c)Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the unaudited condensed consolidated financial statements and accompanying notes.

Significant accounting estimates reflected in the Group’s unaudited condensed consolidated financial statements, to the extent applicable, mainly include, but are not limited to, standalone selling price of each distinct performance obligation in revenue recognition and determination of the amortization period of these obligations, the valuation of share-based compensation arrangements, fair value of investments and derivative instruments, useful lives of property, plant and equipment, useful lives of intangible assets, assessment for impairment of long-lived assets and intangible assets with indefinite lives, the provision for credit losses of financial assets, inventory valuation for excess and obsolete inventories, lower of cost and net realizable value of inventories, losses on purchase commitments, product warranties, determination of vendor rebates, assessment of variable lease payments, and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

(d)Functional currency and foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company and its subsidiary which is incorporated in Hong Kong is United States dollars (“US$”). The functional currencies of the other subsidiaries, the VIEs and the VIEs’ subsidiaries are their respective local currencies (“RMB”). The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the unaudited condensed consolidated statements of comprehensive income/(loss).

The financial statements of the Group’s entities of which the functional currency is not RMB are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income/(loss) in the unaudited condensed consolidated statements of comprehensive income/(loss), and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive income/(loss) in the unaudited condensed consolidated statements of shareholders’ equity. Total foreign currency translation adjustment loss was RMB144,620 for the nine months ended September 30, 2021 and foreign currency translation adjustment income was RMB1,285,664 for the nine months ended September 30, 2022 respectively.

2. Summary of Significant Accounting Policies (Continued)

(e)Convenience translation

Translations of balances in the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of comprehensive loss and unaudited condensed consolidated statements of cash flows from RMB into US$ as of and for the nine months ended September 30, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.1135, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2022. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on September 30, 2022, or at any other rate.

(f)Cash, cash equivalents and restricted cash

Cash and cash equivalents represent cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less. As of December 31, 2021 and September 30, 2022, the Group had cash held in accounts managed by online payment platforms such as China Union Pay in connection with the collection of vehicle sales for a total amount of RMB33,540 and RMB64,218, respectively, which have been classified as cash and cash equivalents on the unaudited condensed consolidated balance sheets.

Cash that is restricted as to withdrawal for use or pledged as security is reported separately on the face of the unaudited condensed consolidated balance sheets and is not included in the total cash and cash equivalents in the unaudited condensed consolidated statements of cash flows. The Group’s restricted cash mainly represents (a) the secured deposits held in designated bank accounts for issuance of letter of credit, bank guarantee and bank acceptance bill; (b) the deposits held in designated bank accounts for security of the repayment of the notes payable (Note 14).

Cash, cash equivalents and restricted cash as reported in the unaudited condensed consolidated statements of cash flows are presented separately on our unaudited condensed consolidated balance sheets as follows:

	As of
	December 31,	September 30,
	2021	2022
Cash and cash equivalents	27,854,224	37,472,617
Restricted cash	2,638,840	3,097,127
Total cash, cash equivalents and restricted cash	30,493,064	40,569,744

(g)Time deposits and short-term investments

Time deposits are those balances placed with the banks. These deposits that have original maturities longer than three months but less than one year are classified as short-term time deposits which are reflected in the unaudited condensed consolidated statements of balance sheets as “Time deposits and short‑term investments”, while the balances with original maturities longer than one year are classified as long-term time deposits which are reflected in the unaudited condensed consolidated statements of balance sheets as “Long‑term investments”.

Short-term investments are investments in financial instruments with variable interest rates. These financial instruments which have maturity dates within one year are classified as short-term investments and are reflected in the unaudited condensed consolidated statements of balance sheets as “Time deposits and short‑term investments”, while those financial instruments which have maturity dates longer than one year are classified as long-term investments in the unaudited condensed consolidated statements of balance sheets. The Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Fair value is estimated based on quoted prices of similar financial products provided by financial institutions at the end of each period. Changes in the fair value are reflected in the unaudited condensed consolidated statements of comprehensive income/(loss) as “Interest income and investment income, net”.

2. Summary of Significant Accounting Policies (Continued)

(h)Trade receivables and current expected credit losses

Trade receivable primarily includes amounts of vehicle sales related to government subsidies to be collected from the government on behalf of customers. The Group provides an allowance against trade receivable based on the expected credit loss approach (see below) and writes off trade receivable when they are deemed uncollectible. No material allowance for credit loss on trade receivable was recognized for the nine months ended September 30, 2021 and 2022.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses, which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables and net investments in leases. The Group assessed that trade receivable, other current assets, and other non-current assets are within the scope of ASC 326. The Group has identified the relevant risk characteristics of trade receivables, other current assets, and other non-current assets which include size, type of the services or the products the Group provides, or a combination of these characteristics, the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses, etc. Other key factors that influence the expected credit loss analysis include industry-specific factors that could impact the credit quality of the Group’s receivables. This is assessed at each quarter based on the Group’s specific facts and circumstances. All forward looking statements are, by their nature, subject to risks and uncertainties, many of which are beyond the Group’s control. Considering the macroeconomic and market turmoil caused by COVID-19, the Group is continuously monitoring data and trends and took the latest available information into consideration.

The Group adopted ASC 326 and several associated ASUs on January 1, 2021 using a modified retrospective approach with a cumulative effect recorded as an increase of accumulated deficit in the amount of RMB1,955. As of January 1, 2021, upon the adoption, the expected credit loss provisions for the current assets and non-current assets were RMB972 and RMB983, respectively. For the nine months ended September 30, 2021 and 2022, the Group recorded RMB3,566 and RMB15,373 in expected credit losses in selling, general and administrative expenses, respectively. As of December 31, 2021 and September 30, 2022, the expected credit loss reserves recorded in current assets were RMB2,659 and RMB14,321, and recorded in non-current assets were RMB3,757 and RMB7,468, respectively.

The Group typically does not carry significant trade receivable related to vehicle sales and related sales as customer payments are due prior to vehicle delivery, except for amounts of vehicle sales in relation to government subsidies to be collected from the government on behalf of customers. Other current assets and other non-current assets primarily consist of other receivables and deposits. The following table summarizes the activity in the allowance for credit losses related to trade receivable, other current assets and other non-current assets for the nine months ended September 30, 2021 and 2022:

	For the Nine Months Ended
	September 30, 2021	September 30, 2022
Balance as of the beginning of the period	1,955	6,416
Provisions	4,038	20,954
Reversal	(472)	(5,581)
Balance as of the end of the period	5,521	21,789

(i)Derivative instruments

Derivative instruments are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheets in either other current or non-current assets or other current liabilities or non-current liabilities depending upon maturity and commitment. Changes in the fair value of derivatives are either recognized periodically in the unaudited condensed consolidated statements of comprehensive income/(loss) or in other comprehensive income/(loss) depending on the use of the derivatives and whether they qualify for hedge accounting.

2. Summary of Significant Accounting Policies (Continued)

The Group selectively uses financial instruments to manage market risk associated with exposure to fluctuations in foreign currency rates with foreign exchange forwards and option contracts. These financial exposures are monitored and managed by the Group as an integral part of its risk management program. The Group does not engage in derivative instruments for speculative or trading purposes. The Group’s derivative instruments are not qualified for hedge accounting, thus changes in fair value are recognized in “Interest income and investment income, net” in the unaudited condensed consolidated statements of comprehensive income/(loss). The cash flows of derivative financial instruments are classified in the same category as the cash flows from the items subject to the economic hedging relationships. The estimated fair value of the derivatives is determined based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Derivative instruments are presented as net if rights of setoff exist, with all of the following conditions met: (a) each of two parties owes the other determinable amounts; (b) the reporting party has the right to set off the amount owed with the amount owed by the other party; (c) the reporting party intends to set off; and (d) the right of setoff is enforceable at law.

The Group did not have any outstanding derivative account balances instruments as of September 30, 2022 due to related maturities prior to December 31, 2021. The Group recorded a fair value gain of RMB61,241 and nil in Interest income and investment income, net on the unaudited condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2021 and 2022, respectively.

(j)Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is calculated on the weighted average basis and includes all costs to acquire and other costs to bring the inventories to their present location and condition. The Group records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Group also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the vehicles less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. The Company recognized RMB51,256 and RMB802,799 in write-downs of inventories to net realizable value and losses on inventory purchase commitments in cost of sales for the nine months ended September 30, 2021 and 2022, respectively.

(k)Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property, plant and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets. Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Interest expense on specific outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest expense on construction-in-progress is included within property, plant and equipment and is amortized over the life of the related assets. Motor vehicles represent vehicles used for the Group’s daily operation, including driving testing purpose. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use.

2. Summary of Significant Accounting Policies (Continued)

The estimated useful lives are as follows:

Useful Lives
Buildings	20 years
Buildings improvements	5 to 10 years
Production machineries and facilities	3 to 10 years
Equipment	3 to 5 years
Motor vehicles	2 to 4 years
Mold and tooling	Unit-of-production
Leasehold improvements	Shorter of the estimated useful life or lease term

The cost of maintenance and repairs is expensed as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in the unaudited condensed consolidated statements of comprehensive income/(loss).

The Company reviews the estimated useful lives of its Property, plant and equipment on an ongoing basis. In evaluating useful lives, the Company considers how long assets will remain functionally efficient and effective, given levels of production, competitive factors, and the economic environment. If the assessment indicates that the assets will continue to be used for a shorter or longer period than previously anticipated, the useful life of the assets is revised, resulting in a change in estimate. Changes in estimates are accounted for on a prospective basis by depreciating the assets’ current carrying values over their revised remaining useful lives.

As of September 30, 2022, the Company completed an assessment of the estimated units of production of certain molds and toolings and the useful lives of certain production facilitites, all of which can only be used for Li ONE vehicle production. The Company’s assessment in the third quarter of 2022 which reflects the planned cessation of Li ONE production by the end of October 2022, indicated that certain production facilities directly used for Li ONE vehicle production will not be used for the period of time originally estimated. As a result, the Company changed its estimates of useful lives for the certain production facilities from 10 years to 3 years, after considering the Company’s planned model succession from 2021 Li ONE to Li L8. In addition, depreciation of certain molds and toolings that are directly used in Li ONE production was also accelerated based on management’s revised best estimate for 2021 Li ONE’s production volume using the unit-of-production depreciation method. As a result of these changes in estimates, which are treated prospectively, the Company recorded in inventories and cost of sales an increase in depreciation expense of RMB225,791, for the nine months ended September 30, 2022.

(l)Product warranties

The Group provides product warranties on all new vehicles based on the contracts with its customers at the time of sale of vehicles. The Group accrues a warranty reserve for the vehicles sold by multiplying the expected unit costs for warranty services by the sales volume, which includes the best estimate of projected costs to repair or replace items under warranties. These estimates are primarily based on the estimates of the nature, frequency and average costs of future claims. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the historical or projected warranty experience may cause material changes to the warranty reserve in the future. The portion of the warranty reserve expected to be incurred within the next 12 months is included within the accrued and other current liabilities while the remaining balance is included within other non-current liabilities in the unaudited condensed consolidated balance sheets. Warranty cost is recorded as a component of cost of sales in the unaudited condensed consolidated statements of comprehensive income/(loss). The Group reevaluates the adequacy of the warranty accrual on a regular basis.

The Group recognizes the benefit from a recovery of the costs associated with the warranty when specifics of the recovery have been agreed with the Group’s suppliers and the amount of the recovery is virtually certain.

2. Summary of Significant Accounting Policies (Continued)

The accrued warranty activity consists of the following:

	For the Nine Months Ended
	September 30, 2021	September 30, 2022
Accrued warranty at beginning of the period	233,366	842,345
Warranty cost incurred	(15,069)	(35,128)
Provision for warranty	385,730	482,742
Accrued warranty at end of the period	604,027	1,289,959
Including: Accrued warranty, current	111,645	152,648
Accrued warranty, non-current	492,382	1,137,311

(m)Convertible debt

The Group recognized convertible debt issued in 2021 in the long-term borrowings on the unaudited condensed consolidated balance sheets.

In August 2020, the FASB issued ASU 2020-06 Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40)(the “ASU 2020-06”). The Group determined to early adopt ASU 2020-06 from January 1, 2021. Since the ASU 2020-06 amended the guidance on convertible debt instruments by removing accounting models for the instruments with beneficial conversion features and cash conversion features. Accordingly, there is no need to consider beneficial conversion feature or cash conversion features for the convertible debt.

The Group assessed the convertible debt under ASC 815 and ASU 2020-06 and concluded that:

(i)Since the conversion option is considered indexed to the Company’s own stock and classified in shareholders’ (deficit)/ equity, bifurcation of conversion option from the convertible debt is not required as the scope exception prescribed in ASC 815-10-15-74 is met;
(ii)The repurchase option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation.
(iii)The Group presented the issuance costs of debt as a direct deduction from the related debt during the periods presented and subsequently amortized as interest expense over the contractual life.
(iv)The related accretion is recorded as interest expense in the unaudited condensed consolidated statement of comprehensive loss over the estimated term using the effective interest method.

(n)Revenue recognition

The Group launched the first volume manufactured extended-range electric vehicle, Li ONE, to the public in October 2018 and started making deliveries to customers in the fourth quarter of 2019. The Group released the 2021 Li ONE in May 2021, which is upgraded version of Li ONE and terminated the production of the first model Li ONE in May 2021. In June 2022, the Company launched extended-range electric vehicle Li L9 to the public and started making deliveries to customers in August 2022. Revenues of the Group are primarily derived from sales of vehicles, along with multiple distinct performance obligations within each sale of vehicle, as well as the sales of Li Plus Membership.

The Group adopted ASC 606, Revenue from Contracts with Customers, on January 1, 2018 by applying the full retrospective method.

2. Summary of Significant Accounting Policies (Continued)

Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

●	provides all of the benefits received and consumed simultaneously by the customer;
●	creates and enhances an asset that the customer controls as the Group performs; or
●	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenue to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin, depending on the availability of observable information. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may impact the revenue recognition.

2. Summary of Significant Accounting Policies (Continued)

When either party to a contract has performed, the Group presents the contract in the statement of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made, or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Vehicle sales

The Group generates revenue from sales of vehicles, currently the Li L9 and Li ONE, together with a number of products and services. There are multiple distinct performance obligations explicitly stated in the sales contracts including sales of Li L9 and Li ONE, charging stalls, vehicle internet connection services, firmware over-the-air upgrades (or “FOTA upgrades”) and initial owner extended lifetime warranty subject to certain conditions, which are accounted for in accordance with ASC 606. The standard warranty provided by the Group is accounted for in accordance with ASC 460, Guarantees, and the estimated costs are recorded as a liability when the Group transfers the control of Li L9 and Li ONE to a customer.

Customers only pay the amount after deducting the government subsidies to which they are entitled for the purchase of new energy vehicles, which is applied on their behalf and collected by the Group from the government according to the applicable government policy. The Group has concluded that government subsidies should be considered as a part of the transaction price it charges the customers for the new energy vehicles, as the subsidy is granted to the purchaser of the new energy vehicles and the purchaser remains liable for such amount in the event the subsidies were not received by the Group due to his fault such as refusal or delay of providing application information. Since July 2020, the Group was no longer eligible for the government subsidies as the Group’s selling price of vehicles is higher than threshold in the circular issued by the certain PRC authorities.

The overall contract price is allocated to each distinct performance obligation based on the relative estimated standalone selling price in accordance with ASC 606. The revenue for sales of the Li L9 and Li ONE and charging stalls are recognized at a point in time when the control of the product is transferred to the customer. For the vehicle internet connection service and FOTA upgrades, the Group recognizes the revenue using a straight-line method over the service period. As for the initial owner extended lifetime warranty, given the limited operating history and lack of historical data, the Group recognizes the revenue over time based on a straight-line method over the extended warranty period initially, and will continue monitoring the cost pattern periodically and adjust the revenue recognition pattern to reflect the actual cost pattern as it becomes available.

As the contract price for the vehicle and all embedded products and services must be paid in advance, which means the payments are received prior to the transfer of goods or services by the Group, the Group records a contract liability (deferred revenue) for the allocated amount regarding those unperformed obligations.

Sales of Li Plus Membership

The Group also sells the Li Plus Membership to enrich the ownership experience of customers. Total Li Plus Membership fee is allocated to each performance obligation based on the relative estimated standalone selling price. And the revenue for each performance obligation is recognized either over the service period or at a point in time when the relevant goods or service is delivered or when the membership expired, whichever is earlier.

2. Summary of Significant Accounting Policies (Continued)

Customer loyalty points

Beginning in January 2020, the Group offers customer loyalty points, which can be used in the Group’s online store to redeem the Group’s merchandise or services. The Group determines the value of each customer loyalty point based on cost of the Group’s merchandise or service that can be obtained through redemption of customer loyalty points.

The Group concludes the customer loyalty points offered to customers in connection with the purchase of the Li L9 and Li ONE is a material right and is considered as a separate performance obligation according to ASC 606, and should be taken into consideration when allocating the transaction price of the sales of vehicle. The amount allocated to the customer loyalty points as separate performance obligation is recorded as contract liability (deferred revenue) and revenue should be recognized when the customer loyalty points are used or expired.

Customers or users of the mobile application can also obtain customer loyalty points through other ways, such as referring new customers to purchase the vehicles via the mobile application. The Group offers these customer loyalty points to encourage user engagement and generate market awareness. As a result, the Group accounts for such points as selling and marketing expenses with a corresponding liability recorded under accruals and other current liabilities upon the points offering.

Sales of Automotive Regulatory Credits

Pursuant to the measurements and policies promulgated by China’s Ministry of Industry and Information Technology (“MIIT”), each of the vehicle manufacturers or importers above a certain scale is able to earn Automotive Regulatory Credits by manufacturing or importing New Energy Vehicle (“NEV”). The Automotive Regulatory Credits are tradable and sold to other companies through a credit management system established by MIIT. The Group earns the tradable new energy vehicle credits from the production of the Group’s electric vehicles. The Group sells these credits at agreed price to other regulated entities who can use the credits to comply with the regulatory requirements. The Group recognized revenue on the sale of Automotive Regulatory Credits at the time control of the Automotive Regulatory Credits were transferred to the purchasing party in September 2021 as MIIT has completed the review and approved the sale of Automotive Regulatory Credits, the related NEV Credits have been transferred to purchasing party. The full consideration for sale of Automotive Regulatory Credits was collected by the Group in the fourth quarter of 2021.

Practical expedients and exemptions

The Group elects to expense the costs to obtain a contract as incurred given the majority of the contract considerations for vehicle sales are allocated to the sales of Li L9 and Li ONE and recognized as revenue upon transfer of control of the vehicles, which is within one year after entering the sales contracts.

(o)Government grants

The Group’s PRC based subsidiaries received government subsidies from certain local governments. The Group’s government subsidies consist of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has provided for a specific purpose, such as research and development purpose, construction of production plants and facilities and capacity subsidies related to the Chongqing Manufacturing Base. Other subsidies are the subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Group, receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The Group recorded specific purpose subsidies as a non-current liability if the amount is received in advance. For specific subsidies, upon government acceptance of the related project construction or asset acquisition, the specific purpose subsidies are recognized to reduce the cost of asset acquisition. Other subsidies are recognized as Others, net upon receipt as further performance by the Group is not required.

2.Summary of Significant Accounting Policies (Continued)

As of December 31, 2021 and September 30, 2022, other non-current liabilities included nil and RMB408,666 in deferred government grants relating to specific government subsidies for construction production plants and facilities and product development, respectively. These government grants are expected to be amortized using the straight-line method as a deduction of the depreciation expense of these assets over their useful lives upon construction and when placed in use.

(p)Fair value

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

(q)Loss per share

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method and ordinary shares issuable upon the conversion of convertible debt using the if-converted method. Potential ordinary shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

(r)Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole, and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC, no geographical segment information is presented.